Revenue (Tables)	12 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Summary of Accounts Receivable and Deferred Revenue

The following table provides information about Accounts receivable, both billed and unbilled and deferred revenue:

	As of
	September 30, 2025	September 30, 2024
Accounts receivable — billed (net of allowance for credit losses of $26,169 and $32,638 as of September 30, 2025 and 2024, respectively)	$589,781	$665,740
Accounts receivable — unbilled (current)	345,970	362,617
Accounts receivable — unbilled (non-current)	104,200	75,050
Total Accounts receivable — unbilled	450,170	437,667
Deferred revenue (current)	(118,861)	(115,247)
Deferred revenue (non-current)	(9,889)	(836)
Total Deferred revenue	$(128,750)	$(116,083)